INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

	As of December 31,
	2024	2023
	US$	US$
Products available for sale	179,905	246,419
Goods in transit	7,763	18,771
Raw materials	828	—
Work-in-progress	86	—
Total	188,582	265,190